Taxation	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Taxation	Taxation
Income tax expense for the three months ended June 30, 2020 was $5 million (three months ended June 30, 2019: benefit of $30 million). Income tax expense for the six months ended June 30, 2020 was $2 million (six months ended June 30, 2019: benefit of $12 million).

The income tax expense of $2 million for the six months ended June 30, 2020 was primarily due to ordinary taxes in Saudi Arabia, Angola, UK partially offset by a benefit as a result of Coronavirus Aid, Relief, and Economic Security Act introducing a carry back of net operating losses in the U.S.

Seadrill Limited is incorporated in Bermuda, where a tax exemption has been granted until 2035. Other jurisdictions in which Seadrill's subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in other jurisdictions. Thus, we may pay tax within some jurisdictions even though we might have losses in others.

Tax authorities in certain jurisdictions examine our tax returns and some have issued assessments. We are defending our tax positions in those jurisdictions.

The Brazilian tax authorities have issued a series of assessments with respect to our returns for certain years up to 2012 for an aggregate amount equivalent to $161 million including interest and penalties. The relevant group companies are robustly contesting these assessments, including filing relevant appeals, an adverse outcome on these proposed assessments could result in a material adverse impact on our Consolidated Balance Sheet, Statement of Operations or Statement of Cash Flow. In 2019, we placed a total of $330 million Brazilian Reais of collateral in order to continue with our appeal against certain years. This amount is held as restricted cash. See Note 10 - Restricted cash.

The Nigerian tax authorities have issued a series of claims and assessments both directly and lodged through the Chapter 11 process with respect to returns for subsidiaries for certain years up to 2016 for an aggregate amount equivalent to $171 million. The relevant group companies are robustly contesting these assessments including filing relevant appeals in Nigeria and it is also intended that one or more formal objections against these claims for distribution purposes may be filed in the US court. An adverse outcome on these proposed assessments could result in a material adverse impact on our Consolidated Balance Sheet, Statement of Operations or Statement of Cash Flow.